Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of income tax
	Year ended
	December 31, 2021	December 31, 2020
Current tax
Current tax expense in respect of the current year	$—	$—

Deferred tax
Deferred tax expense (recovery) in the current year	950	—
Total income tax expense recognized in the current year	$950	$—

Schedule of reconciliation of income tax expense
	Year ended
	December 31, 2021	December 31, 2020
Net loss before income tax	$(44,681)	$(25,891)
Expected federal income tax recovery calculated at 27%(a)	(12,064)	(6,992)
Effect of income/expenses, net, that are not (taxable)/deductible (permanent differences) in determining taxable profit	3,493	(1,454)
Tax rates differences applicable to foreign subsidiaries	(708)	(143)
Adjustments related to prior years	0	958
Change valuation allowance	7,988	8,009
Foreign exchange	1,226	(378)
Changes in tax rates	950	—
Other	65	—
Income tax expense	$950	$—

(a)      Due to the substantial alignment of the taxable income base between Canada and its provinces, the combined federal and provincial rate has been used as the reconciliation rate.

Schedule of net deferred tax assets
	Year ended
	December 31, 2021	December 31, 2020
Deferred tax asset (liability)
Non-capital losses carry forward	$24,139	$18,436
Capital losses carryforward	98	98
Other	3,765	1,697
Property, plant and equipment	595	279
Intangibles	581	441
Deferred tax assets	$29,178	$20,951
Valuation allowance	(28,513)	(20,525)
Intangible assets	(6,650)	(5,700)
Other	(665)	(426)
Net deferred tax liability	$(6,650)	$(5,700)

Schedule of operating loss
	Canada	United States	Colombia	United Kingdom	Portugal	Germany	Total
2030	$—	$—	$2,689	$—	$—	$—	$2,689
2031	—	—	12,395	—	1,909	—	$14,304
2032	—	—	6,135	—	4,088	—	$10,223
2033	—	—	7,591	—	4,159	—	$11,750
2037	—	641	—	—	—	—	$641
2038	117	—	—	—	—	—	$117
2039	1,058	—	—	—	—	—	$1,058
2040	11,605	—	—	—	—	—	$11,605
2041	9,297	—	—	—	—	—	$9,297
Indefinite	—	13,520	—	—	—	9,103	$22,623
Total	$22,077	$14,161	$28,810	$—	$10,156	$9,103	$84,307